14 Capital management (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Capital Management
Loans and financing	R$ 617,485	R$ 60,357
Lease liabilities	447,703	284,515	R$ 212,360
Accounts payable to selling shareholders	518,240	300,237
Notes payable	76,181
Less: cash and cash equivalents	(1,045,042)	(943,209)	R$ (62,260)	R$ (25,490)
Less: restricted cash	(2,053)	(16,841)
Net debt	612,514	(314,941)
Total equity	2,833,780	2,113,726
Total equity and net debt	R$ 3,446,294	R$ 1,798,785